RELATED PARTY TRANSACTIONS - Transactions with Other Affiliates of Geveran (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party expenses	$ (5,432)	$ (4,797)	$ (4,420)
Related party revenue	3	21	311
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	(192)	(157)	(115)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	(684)	(506)	(400)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party expenses	0	(96)	(128)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Related party expenses	(311)	(265)	(257)
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Related party expenses	(224)	(144)	0
SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party expenses	(30)	0	0
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	(3,936)	(3,589)	(3,435)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expenses	0	(17)	(85)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party expenses	(55)	(23)	0
Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Related party revenue	3	15	293
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Related party revenue	0	0	9
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Related party revenue	0	0	5
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Related party revenue	$ 0	$ 6	$ 4